Goodwill and Other Intangible Assets - Additional Information (Detail) $ in Thousands		3 Months Ended	12 Months Ended
	Oct. 01, 2017 USD ($) Reporting_Unit	Dec. 31, 2017 USD ($) Reporting_Unit	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2018 USD ($)
Goodwill And Other Intangible Assets [Line Items]
Goodwill discount rate			10.00%	10.50%
Goodwill		$ 910,088	$ 910,088	$ 902,579	$ 901,928	$ 906,766
Business Acquisition, Intangible Assets		$ 4,538	4,538
Total amortization			53,701	55,987	59,161
Drilling And Production And Dover Energy Automation [Member]
Goodwill And Other Intangible Assets [Line Items]
Number of reporting units | Reporting_Unit	2
Production And Automation Technologies And Drilling Technologies [Member]
Goodwill And Other Intangible Assets [Line Items]
Number of reporting units | Reporting_Unit		2
Drilling and Production [Member]
Goodwill And Other Intangible Assets [Line Items]
Goodwill	$ 733,641
Fair values excess in carrying values	90.00%
Dover Energy Automation [Member]
Goodwill And Other Intangible Assets [Line Items]
Goodwill	$ 172,480
Fair values excess in carrying values	233.00%
Production and Automation Technologies [Member]
Goodwill And Other Intangible Assets [Line Items]
Goodwill	$ 804,985	$ 808,952	808,952	801,443	800,792	805,630
Fair values excess in carrying values	69.00%
Drilling Technologies [Member]
Goodwill And Other Intangible Assets [Line Items]
Goodwill	$ 101,136	$ 101,136	$ 101,136	$ 101,136	$ 101,136	$ 101,136
Fair values excess in carrying values	464.00%